UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2026

American Conservative Values ETF

ITEM 1.(a).  Reports to Stockholders.

American Conservative Values ETF Tailored Shareholder Report

annual shareholder report July 31, 2026 American Conservative Values ETF Ticker: ACVF (Listed on the NYSE Arca, Inc.)

This annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at acvetfs.com/acv-fund-material/. You can also request this information by contacting us at (888) 909-6030.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$80	0.75%

How did the Fund perform?

ACVF returned 13.66% for the year ended July 31, 2026. While we are pleased with that result in absolute terms, the Fund's underperformance relative to the S&P 500® Index and Russell 1000® Index, which returned 19.56% and 18.94%, respectively, was disappointing. The period was a challenging one for our approach, marked by a wide dispersion of returns among individual stocks, particularly large technology stocks. In that kind of market, the handful of companies we choose not to own can have an outsized effect on relative results. Approximately 118% of the Fund's annual underperformance was attributable to our boycotts of Google (Alphabet) and Apple, which gained approximately 86% and 49%, respectively, over the period, with most of that rally occurring in the fourth quarter of 2025. In other words, excluding those two companies, the rest of the portfolio outperformed on a net basis. After review, we continue to believe our boycotts are warranted, as we discussed in our November 2025 article, "Big Tech's Empty Mea Culpa: Conservatives Can't Afford to Believe It." While this year presented the most challenging environment since the Fund's launch, we remain confident in our risk controls; the stock-specific impact of Google and Apple was simply too strong to offset. In December 2025, we executed a risk rebalancing to further align the portfolio’s risk profile with the S&P 500®. Since inception, the Fund's 0.99 correlation and 0.95 beta to the S&P 500® demonstrate the strength of our risk-management framework.

What key factors influenced performance?

The performance of the companies we boycott, compared with the companies we overweight or use to replace them in the portfolio, will typically be the most significant driver of our returns relative to benchmarks. To minimize the resulting active risk, we remained broadly diversified and attempted to control multiple risk factors such as size, sector, and style. In aggregate, ACVF’s 37 boycotts, which represented approximately 29% of the S&P 500®, detracted 8.0% from relative performance, while what we did own contributed 3.0% to relative performance. Not owning Google, which returned 86% over the period, was the single largest detractor, contributing -3.6% to relative performance; not owning Apple, which returned 49%, contributed a further -3.4%. While we recognize the impact these decisions had on this year's performance, we remain confident that our boycotts reflect our principles and our shareholders' priorities.

Cumulative Performance

(based on a hypothetical $10,000 investment)

American Conservative Values ETF - $22,481
S&P 500® Index - $24,887
Russell 1000® Index - $23,340
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
10/28/2020*
07/31/2021
07/31/2022
07/31/2023
07/31/2024
07/31/2025
07/31/2026

*	Inception

Annual Performance

Average Annual Total Return

	1 Year	5 Year	Since Inception
American Conservative Values ETF	13.66%	11.40%	15.12%
S&P 500® Index	19.56%	12.86%	17.16%
Russell 1000® Index	18.94%	12.12%	15.86%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000® Index is a broad-based unmanaged index that measures the performance of approximately 1,000 of the largest publicly traded companies in the United States.

Visit acvetfs.com/acv-etf-fund-data/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

American Conservative Values ETF Tailored Shareholder Report

Sector Breakdown

Top 10 Holdings
Nvidia Corp.	7.79%
Microsoft Corp.	5.05%
Cisco Systems, Inc.	2.94%
Broadcom, Inc.	2.73%
Walmart, Inc.	1.73%
Berkshire Hathaway Class B	1.68%
Eli Lilly & Co.	1.67%
Mastercard, Inc. Class A	1.56%
ExxonMobil Holdings Corp.	1.56%
Micron Technology, Inc.	1.43%

Key Fund Statistics

(as of July 31, 2026)

Fund Net Assets	$152,283,553
Number of Holdings	391
Total Net Advisory Fee	$1,048,463
Portfolio Turnover Rate	4.74%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit acvetfs.com/acv-fund-material/.

What did the Fund invest in?

(% of Net Assets as of July 31, 2026)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2026 and $15,400 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2026 and $3,300 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Year Ended July 31, 2026

American Conservative Values ETF

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of InvestmentsJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
99.86%	COMMON STOCKS

3.76%	COMMUNICATION SERVICES
	AT&T, Inc.	35,018	$814,169
	Charter Communications, Inc.(A)	2,225	322,581
	Electronic Arts, Inc.	2,214	464,630
	Fox Corp. Class A	3,847	224,011
	Fox Corp. Class B	3,629	188,490
	Live Nation Entertainment(A)	1,020	177,613
	News Corp. Class A	5,547	152,875
	News Corp. Class B	5,072	158,601
	Newsmax, Inc.(A)	17,519	135,072
	Omnicom Group, Inc.	6,560	516,272
	Paramount Skydance Corp.	5,134	40,867
	Pinterest, Inc.(A)	10,739	257,843
	Spotify Technology SA ADR(A)	1,347	673,419
	Take-Two Interactive(A)	1,523	369,967
	T-Mobile US, Inc.	6,547	1,130,732
	Trump Media & Technology Group Corp.(A)	10,474	103,274
			5,730,416

10.99%	CONSUMER DISCRETIONARY
	Advance Auto Parts	228	12,663
	Airbnb, Inc.(A)	6,711	1,016,851
	Aptiv plc ADR(A)	907	51,218
	Autozone, Inc.(A)	114	343,853
	Bath & Body Works, Inc.	1,004	20,201
	Best Buy Co., Inc.	794	68,490
	Booking Holdings, Inc.	6,083	1,173,411
	Borg-Warner, Inc.	1,016	64,760
	Darden Restaurants, Inc.	457	93,036
	Domino’s Pizza, Inc.	114	39,608
	DoorDash, Inc.(A)	3,561	698,526
	DR Horton, Inc.	908	129,899
	eBay, Inc.	1,907	217,417
	Etsy, Inc.(A)	1,363	111,330
	Expedia Group, Inc.	2,393	705,313
	Ford Motor Co.	14,115	207,208
	Garmin Ltd. ADR	2,832	831,985
	Genuine Parts Co.	570	70,891
	Hasbro, Inc.	230	21,606

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
	Hilton Worldwide Holdings, Inc.	907	$290,684
	Home Depot, Inc.	5,460	1,812,502
	Kohl’s Corp.	4,206	80,503
	Las Vegas Sands Corp.	1,361	66,539
	Lennar Corp.	678	55,833
	Lithia Motors, Inc.	467	179,991
	LKQ Corp.	678	15,221
	Macy’s, Inc.	6,742	167,336
	Marriott International Class A	2,184	814,261
	McDonald’s Corp.	4,389	1,187,839
	MGM Resorts International(A)	2,835	126,356
	O’Reilly Automotive, Inc.(A)	7,441	664,853
	Phinia, Inc.	213	15,675
	Polo Ralph Lauren Corp.	113	42,978
	Pool Corp.	114	21,171
	Pulte Group, Inc.	343	43,379
	PVH Corp.	227	19,672
	RH(A)	1,805	298,764
	Ross Stores, Inc.	2,827	709,775
	Royal Caribbean Cruises ADR	568	180,794
	Smith & Wesson Brands, Inc.	11,826	172,068
	Sturm Ruger & Co., Inc.	3,554	132,102
	Tapestry, Inc.	682	103,916
	Tesla, Inc.(A)	4,979	1,549,515
	TJX Companies, Inc.	9,247	1,454,923
	Tractor Supply Co.	4,430	136,311
	Ulta Beauty, Inc.(A)	115	58,976
	Under Armour, Inc. Class A(A)	8,161	54,271
	Under Armour, Inc. Class C(A)	9,268	60,149
	Versigent plc ADR	303	12,529
	Wayfair, Inc.(A)	1,422	120,728
	Williams-Sonoma, Inc.	515	117,760
	Wynn Resorts Ltd.	338	33,567
	Yum! Brands, Inc.	351	53,801
			16,733,008
5.37%	CONSUMER STAPLES
	Altria Group, Inc.	5,395	368,640
	Archer-Daniels-Midland Co.	1,775	140,704
	Brown-Forman Corp. Class B	689	19,795
	Church & Dwight Co.	568	56,124
	The Clorox Co.	107	10,222
	Colgate-Palmolive Co.	2,997	273,626

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
	Constellation Brands, Inc.	903	$117,598
	Dollar General Corp.	1,035	131,497
	Dollar Tree, Inc.(A)	563	71,619
	Estee Lauder Cos. Class A	568	47,655
	General Mills, Inc.	1,362	48,692
	The Hershey Company	343	60,042
	Kimberly-Clark Corp.	793	86,683
	The Kraft Heinz Co.	2,154	55,681
	Kroger Co.	793	45,788
	McCormick & Co., Inc.(B)	454	23,109
	Mondelez International Inc. Class A	7,490	466,702
	Monster Beverage Corp.(A)	4,302	414,627
	PepsiCo, Inc.	7,096	990,318
	Philip Morris International, Inc.	6,037	1,151,980
	The Procter & Gamble Co.	6,282	907,686
	Sysco Corp.	546	46,541
	Walmart, Inc.	23,717	2,637,330
			8,172,659

3.32%	ENERGY
	Baker Hughes Co.	2,376	143,724
	Chevron Corp.	4,451	876,090
	ConocoPhillips	2,494	300,477
	EOG Resources, Inc.	1,246	185,268
	ExxonMobil Holdings Corp.	15,245	2,369,683
	Halliburton Co.	2,262	72,950
	Kinder Morgan, Inc.	5,208	167,593
	Marathon Petroleum Corp.	1,122	355,079
	Occidental Petroleum Corp.	2,269	129,492
	Oneok, Inc.	1,016	92,263
	Schlumberger NV ADR	4,297	213,088
	Williams Cos., Inc.	2,149	153,740
			5,059,447

12.12%	FINANCIALS
	Aflac, Inc.	680	86,686
	American International Group	798	62,707
	Ameriprise Financial, Inc.	458	249,995
	Aon plc ADR	568	204,792
	Arthur J Gallagher & Co.	229	57,117
	Bank of New York Mellon	1,108	173,214
	Berkshire Hathaway Class B(A)	4,995	2,555,142

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

	Shares	Value
Blackstone, Inc.	2,984	$381,206
Capital One Financial Corp.	3,741	781,906
CBOE Global Markets, Inc.	1,224	379,722
The Charles Schwab Corp.	3,125	328,875
Chubb Ltd. ADR	1,719	602,819
Cincinnati Financial Corp.	457	81,200
Citigroup, Inc.	8,471	1,121,984
Citizens Financial Group	1,923	137,783
CME Group, Inc.	2,548	682,329
Coinbase Global, Inc.(A)	1,003	146,699
East West Bancorp, Inc.	1,324	173,444
Fidelity National Information Services, Inc.	1,922	86,048
Fifth Third Bancorp	3,171	179,162
Fiserv, Inc.(A)	2,538	136,900
Franklin Resources, Inc.	676	22,889
Global Payments, Inc.	2,027	170,430
Hartford Financial Services Group, Inc.	795	112,818
Huntington Bancshares	3,512	59,845
Intercontinental Exchange	3,191	486,564
Invesco Ltd. ADR	345	10,212
Keycorp	2,379	53,742
KKR & Co., Inc.	1,893	192,007
Loews Corp.	558	64,734
MarketAxess Holdings, Inc.	114	18,502
Marsh & McLennan Cos, Inc.	1,488	282,259
Mastercard, Inc. Class A	4,138	2,371,488
MetLife, Inc.	4,016	386,058
Moody’s Corporation	1,141	545,832
Morgan Stanley	3,206	674,607
MSCI, Inc.	116	66,380
Northern Trust Corp.	905	164,882
The PNC Financial Services Group, Inc.	2,073	517,981
Principal Financial Group, Inc.	455	51,734
Prudential Financial, Inc.	458	55,913
Raymond James Financial	681	119,842
Regions Financial Corp.	4,074	126,090
Robinhood Markets, Inc.(A)	2,156	186,623
Rocket Cos, Inc.	8,357	107,805
S&P 500 Global, Inc.	1,588	654,145
State Street Corp.	1,359	250,273
Synchrony Financial	229	17,356
T Rowe Price Group, Inc.	795	88,841

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
	The Travelers Companies, Inc.	235	$87,975
	Truist Financial Corp.	5,432	281,595
	US Bancorp	6,630	417,756
	Wells Fargo & Co.	12,581	1,087,627
	Willis Towers Watson plc ADR	343	115,221
			18,459,756

8.63%	HEALTH CARE
	Abbott Laboratories	5,717	604,287
	Abbvie, Inc.	5,854	1,469,003
	Agilent Technologies, Inc.	568	78,594
	Amgen, Inc.	935	360,125
	Becton Dickinson & Co.	795	131,668
	Biogen, Inc.(A)	134	27,195
	Boston Scientific Corp.(A)	4,245	198,369
	Bristol-Myers Squibb Co.	7,798	509,287
	Cardinal Health, Inc.	675	155,270
	Cencora, Inc.	681	212,023
	Centene Corp.(A)	1,243	77,340
	The Cigna Group	1,165	325,093
	Cooper Cos., Inc.(A)	456	32,978
	CVS Health Corp.	2,271	237,161
	Danaher Corp.	1,783	347,649
	Dexcom, Inc.(A)	912	76,106
	Edwards Lifescience Corp.(A)	1,589	136,765
	Elevance Health, Inc.	548	205,960
	Eli Lilly & Co.	2,219	2,549,276
	Embecta Corp.	130	473
	Fortrea Holdings, Inc.(A)	228	4,371
	GE Healthcare Technologies	1,033	70,265
	Gilead Sciences, Inc.	1,258	163,804
	Grail, Inc.(A)	82	5,622
	HCA Healthcare, Inc.	337	135,673
	Humana, Inc.	790	287,449
	ICON plc(A)	107	40,372
	Idexx Laboratories, Inc.(A)	116	64,852
	Illumina, Inc.(A)	454	93,115
	Incyte Corp.(A)	345	41,234
	Intuitive Surgical, Inc.(A)	1,507	532,468
	Iqvia Holdings, Inc.(A)	453	106,464
	Labcorp Holdings, Inc.	228	70,498
	McKesson Corp.	575	492,309

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
	Medtronic plc ADR	4,220	$360,346
	Merck & Company, Inc.	8,600	1,119,720
	Mettler-Toledo International, Inc.(A)	1	1,416
	Regeneron Pharmaceuticals, Inc.	345	263,107
	ResMed, Inc.	230	48,525
	Solventum Corp.(A)	223	19,053
	Stryker Corp.	1,032	336,122
	Thermo Fisher Scientific, Inc.	1,049	602,441
	Veeva Systems, Inc. Class A(A)	220	44,832
	Vertex Pharmaceuticals(A)	810	386,451
	Zimmer Biomet Holdings	350	32,876
	Zoetis, Inc.	1,125	86,951
			13,144,958

11.52%	INDUSTRIALS
	3M Co.	895	157,771
	Amentum Holdings, Inc.(A)	357	7,925
	American Airlines Group(A)	5,886	89,879
	Ametek, Inc.	451	109,011
	Automatic Data Processing, Inc.	1,608	428,468
	The Boeing Co.(A)	789	170,535
	Broadridge Financial Solutions, Inc.	342	52,651
	Builders FirstSource, Inc.(A)	1,031	68,500
	Canadian Pacific Kansas City Southern ADR	2,274	202,136
	Carrier Global Corp.	1,246	77,015
	Caterpillar, Inc.	1,718	1,399,844
	CH Robinson Worldwide, Inc.	345	50,967
	Cintas Corp.	2,297	470,035
	Copart, Inc.(A)	16,230	472,618
	CSX Corp.	6,788	342,115
	Cummins, Inc.	568	360,226
	Deere & Co.	1,302	771,656
	Eaton Corp. plc	2,161	897,247
	Emerson Electric Co.	2,062	308,929
	Equifax, Inc.	341	58,863
	Expeditors International of Washington, Inc.	456	76,558
	Fastenal Co.	3,402	162,309
	FedEx Corp.	681	209,339
	Fedex Freight Holding Co., Inc.(A)	340	47,780
	Fortive Corporation	797	47,190

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

	Shares	Value
GE Vernova LLC	560	$554,562
General Dynamics Corp.	334	128,062
General Electric Co.	3,213	1,156,905
Grainger WW, Inc.	115	158,955
Honeywell Aerospace, Inc.(A)	1,313	271,450
Honeywell International, Inc.	1,313	319,125
Illinois Tool Works, Inc.	681	195,413
Ingersoll Rand, Inc.	908	75,709
Jacobs Solutions, Inc.	338	45,606
JB Hunt Transport Services, Inc.	114	30,980
Johnson Controls International ADR	2,986	437,927
L3Harris Technologies, Inc.	682	188,955
Lockheed Martin Corp.	799	465,609
Lyft, Inc.(A)	4,601	72,972
Mobility Global, Inc.(A)	1,588	32,363
Norfolk Southern Corp.	241	80,851
Northrop Grumman Corp.	455	246,828
Old Dominion Freight	458	97,160
Otis Worldwide Corp.	676	48,638
PACCAR, Inc.	1,563	207,379
Parker-Hannifin Corp.	342	333,973
Paychex, Inc.	1,134	132,497
Paycom Software, Inc.	114	18,691
Quanta Services, Inc.	114	76,079
RB Global, Inc. ADR	2,343	257,121
Republic Services, Inc.	2,288	481,738
Rockwell Automation, Inc.	114	54,729
RTX Corp.	4,590	987,860
Southwest Airlines Co.	2,266	101,902
Trane Technologies plc ADR	565	257,047
Transdigm Group, Inc.	114	142,999
Uber Technologies, Inc.(A)	11,032	776,212
Union Pacific Corp.	2,057	600,911
United Airlines Holdings(A)	2,256	273,721
UPS, Inc. Class B	2,028	211,358
Veralto Corp.	878	82,681
Verisk Analytics, Inc.	827	161,141
Wabtec Corp.	451	131,178
Waste Management, Inc.	2,554	578,609
Xylem, Inc.	229	26,786
		17,542,249

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
23.35%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	4,270	$2,033,161
	Amphenol Corp. Class A	3,662	588,483
	Analog Devices, Inc.	2,717	998,253
	Broadcom, Inc.	10,673	4,154,785
	Ciena Corp.(A)	1,768	666,624
	Cisco Systems, Inc.	38,563	4,472,922
	Corning, Inc.	8,945	1,236,646
	HP, Inc.	5,305	144,667
	Intel Corp.	12,978	1,170,616
	Jabil, Inc.	1,615	508,806
	Keysight Technologies, Inc.(A)	454	144,862
	Lam Research Corp.	4,503	1,319,469
	Microchip Technology, Inc.	1,134	84,245
	Micron Technology, Inc.	2,641	2,173,622
	Motorola Solutions, Inc.	2,165	943,399
	Nvidia Corp.	59,099	11,864,124
	NXP Semiconductors NV ADR	998	228,702
	Qnity Electronics, Inc.	386	50,636
	Qualcomm, Inc.	4,223	623,357
	Ralliant Corp.	264	17,258
	Roper Technologies, Inc.	1,041	408,041
	TE Connectivity plc ADR	1,136	233,664
	Texas Instruments, Inc.	3,537	975,292
	Ubiquiti, Inc.	402	223,721
	Viasat, Inc.(A)	3,851	296,257
			35,561,612

15.57%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	3,088	512,361
	Adobe, Inc.(A)	2,393	599,231
	Applied Materials, Inc.	3,685	1,870,764
	AppLovin Corp.(A)	522	206,660
	Arista Networks, Inc.(A)	11,120	2,005,492
	Autodesk, Inc.(A)	1,257	294,389
	Cadence Design Systems(A)	1,947	662,019
	CDW Corp.	343	50,699
	Cognizant Tech Solutions	4,022	222,618
	CrowdStrike Holdings, Inc.(A)	2,380	454,247
	F5, Inc.(A)	1,130	454,904
	Fair Isaac Corp.(A)	132	148,232

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
	Fortinet, Inc.(A)	2,255	$365,197
	Gartner Group, Inc.(A)	452	68,261
	Hewlett-Packard Enterprise	13,632	652,973
	Intuit, Inc.	1,689	533,842
	KLA Corp.	6,050	1,106,061
	Manhattan Associates, Inc.(A)	696	133,187
	Microsoft Corp.	16,538	7,685,539
	Oracle Corp.	7,848	1,019,220
	Palantir Technologies Inc.(A)	4,910	604,225
	Palo Alto Networks, Inc.(A)	3,133	1,039,623
	Seagate Technology Holdings plc ADR	560	479,433
	ServiceNow, Inc.(A)	5,871	653,031
	Synopsys, Inc.(A)	1,380	536,489
	Tyler Technologies, Inc.(A)	109	33,746
	Verisign, Inc.	3,303	957,936
	Workday, Inc. Class A(A)	995	159,538
	Zebra Technologies Corp.(A)	675	198,329
			23,708,246

1.62%	MATERIALS
	Air Products and Chemicals, Inc.	684	201,705
	Albemarle Corp.	114	13,411
	Amcor plc ADR	1,019	45,733
	Ball Corporation	1,134	73,597
	Celanese Corp. Class A	115	5,143
	Corteva, Inc.	2,268	178,514
	Dow, Inc.	903	27,352
	DuPont de Nemours, Inc.	258	35,346
	Ecolab, Inc.	797	221,271
	FMC Corp.	115	1,232
	Freeport-McMoran, Inc.	5,437	340,519
	International Flavors & Fragrance, Inc.	227	17,983
	International Paper Co.	1,587	64,797
	Linde plc ADR	388	185,611
	LyondellBasell Industries NV ADR	677	42,028
	The Mosaic Co.	905	20,019
	Newmont Goldcorp Corp.	2,151	201,570
	Nucor Corp.	789	203,002
	Olin Corp.	6,832	126,460
	Packaging Corp. of America	229	56,297
	PPG Industries, Inc.	681	75,264
	The Sherwin-Williams Co.	682	232,460

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
	Smurfit Kappa Group plc ADR	568	$26,111
	Solstice Advanced Materials, Inc.(A)	657	39,532
	Sylvamo Corp.	122	4,564
	Vulcan Materials Co.	114	30,617
			2,470,138

1.65%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	230	11,834
	American Tower Corporate REIT	1,262	218,780
	AvalonBay Communities, Inc. REIT	343	63,664
	CBRE Group, Inc.(A)	1,359	199,515
	Crown Castle, Inc. REIT	1,249	95,299
	Digital Realty Trust, Inc. REIT	794	149,685
	Equinix, Inc.	344	350,632
	Equity Residential REIT	1,021	67,845
	Extra Space Storage, Inc. REIT	115	17,025
	Host Hotels & Resorts, Inc. REIT	1,352	33,976
	Mid-America Apartment Communities REIT	115	15,219
	Millrose Properties, Inc. REIT	333	9,317
	Prologis, Inc. REIT	3,688	533,322
	Public Storage REIT	567	183,804
	Realty Income Corp. REIT	554	35,384
	SBA Communications Corp.	106	19,184
	Simon Property Group, Inc. REIT	564	129,365
	Ventas, Inc. REIT	675	63,119
	Welltower, Inc. REIT	1,134	265,855
	Weyerhaeuser Co. REIT	1,809	45,279
			2,508,103

1.96%	UTILITIES
	AES Corp.	675	9,909
	Ameren Corp.	102	11,180
	American Electric Power, Inc.	462	59,067
	American Water Works Co.	229	30,725
	CenterPoint Energy, Inc.	1,132	47,589
	Consolidated Edison, Inc.	112	12,191
	Constellation Energy Corp.	455	119,551
	Dominion Energy, Inc.	659	45,583
	DTE Energy Co.	458	64,976
	Duke Energy Corp.	1,457	182,752

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
	Edison International	897	$65,813
	Eversource Energy	907	64,932
	Exelon Corp.	1,110	50,860
	FirstEnergy Corp.	1,475	71,257
	NextEra Energy, Inc.	8,922	775,500
	Public Service Enterprise Group, Inc.	1,246	95,543
	Sempra Energy	482	42,681
	The Southern Company	11,086	1,048,070
	WEC Energy Group	684	74,843
	Xcel Energy, Inc.	1,360	106,352
			2,979,374

99.86%	TOTAL COMMON STOCKS		152,069,966
	(Cost: $106,848,503)

0.00%	WARRANTS

0.00%	FINANCIALS
	Sycamore Partners LLC-CVR(A)(C)	2,868	—
	TPG, Inc.-CVR(A)(C)	334	—

0.00%	TOTAL WARRANTS		—
	(Cost: $-)

99.86%	TOTAL INVESTMENTS		152,069,966
	(Cost: $106,848,503)
0.14%	Other assets, net of liabilities		213,587
100.00%	NET ASSETS		$152,283,553

(A)Non-income producing.

(B)Non-voting shares.

(C)The warrant is a Level 3 Security. See Note 1.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

CVR - Contingent Value Right.

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Statement of Assets and LiabilitiesJuly 31, 2026

See Notes to Financial Statements

ASSETS
Investments at value(1) (Note 1)	$152,069,966
Cash	233,228
Dividends receivable	77,105
TOTAL ASSETS	152,380,299

LIABILITIES
Accrued advisory fees	96,746
TOTAL LIABILITIES	96,746
NET ASSETS	$152,283,553

Net Assets Consist of:
Paid-in capital	$110,853,667
Distributable earnings (accumulated deficits)	41,429,886
Net Assets	$152,283,553

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,825,000
Net Asset Value and Offering Price Per Share	$53.91

(1) Identified cost of:	$106,848,503

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Statement of OperationsYear Ended July 31, 2026

See Notes to Financial Statements

INVESTMENT INCOME
Dividends(1)	$1,803,570
Total investment income	1,803,570

EXPENSES
Investment advisory fees (Note 2)	1,048,463
Total expenses	1,048,463
Net investment income (loss)	755,107

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(2)	2,604,942
Net change in unrealized appreciation (depreciation) of investments	14,733,488
Net realized and unrealized gain (loss)	17,338,430

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,093,537

(1) Net of foreign tax withheld of:	$1,575

(2) Includes realized gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

	Years Ended July 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$755,107	$738,903
Net realized gain (loss)	2,604,942	2,806,226
Net change in unrealized appreciation (depreciation)	14,733,488	12,356,955
Increase (decrease) in net assets from operations	18,093,537	15,902,084

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(779,312)	(751,218)
Decrease in net assets from distributions	(779,312)	(751,218)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	10,096,311	23,473,329
Cost of shares redeemed	(6,286,659)	(6,757,242)
Increase (decrease) in net assets from capital stock transactions	3,809,652	16,716,087

NET ASSETS
Increase (decrease) during year	21,123,877	31,866,953
Beginning of year	131,159,676	99,292,723
End of year	$152,283,553	$131,159,676

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Selected Per Share Data Throughout Each Year

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Financial Highlights

	Years Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$47.69	$41.81	$34.83	$30.99	$32.55
Investment activities
Net investment income (loss)(1)	0.27	0.28	0.29	0.29	0.25
Net realized and unrealized gain (loss)	6.23	5.89	6.97	3.83	(1.58)
Total from investment activities	6.50	6.17	7.26	4.12	(1.33)
Distributions
Net investment income	(0.28)	(0.29)	(0.28)	(0.28)	(0.21)
Net realized gain	—	—	—	—	(0.02)
Total distributions	(0.28)	(0.29)	(0.28)	(0.28)	(0.23)
Net asset value, end of year	$53.91	$47.69	$41.81	$34.83	$30.99

Total Return	13.66%	14.82%	20.93%	13.45%	(4.06%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.54%	0.64%	0.77%	0.94%	0.77%
Portfolio turnover rate(2)	4.74%	6.37%	12.98%	9.27%	3.70%
Net assets, end of year (000s)	$152,284	$131,160	$99,293	$56,601	$32,537

(1)Per share amounts caluculated using the average shares outstanding during the year.

(2)Portfolio turnover rate is for the period indicated and excludes the effect of securities received or delivered from processing in-kind creations or redemptions during the year.

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial StatementsJuly 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Ridgeline Research LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures set by the Trust’s

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$152,069,966	$—	$—		$152,069,966
Warrants	—	—	—	*	—
	$152,069,966	$—	$—		$152,069,966

*The Level 3 securities have zero value.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. There were no transfers into or out of any levels during the year ended July 31, 2026. On July 31, 2026, The Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 securities are not material to the financial statements, no additional Level 3 disclosures are presented.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2026, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind.

Distributable earnings	$(3,674,040)
Paid-in capital	3,674,040

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
25,000	$1,500	$ 1,347,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly based on a percentage of the Fund’s average daily net assets, at an annualized rate of 0.75%.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board.

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the Sub-Advisor are calculated daily and paid monthly, based on the daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the year ended July 31, 2026, were as follows:

Purchases	Sales
$7,480,970	$6,628,458

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2026, were as follows:

Purchases	Sales	Realized Gain
$10,036,992	$6,834,470	$3,673,711

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the year ended July 31, 2026, and year ended July 31, 2025, was as follows:

	Year Ended July 31, 2026	Year Ended July 31, 2025
Distributions paid from:
Ordinary income	$779,312	$751,218
	$779,312	$751,218

As of July 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$2,839
Other accumulated losses	(3,793,737)
Net unrealized appreciation (depreciation) of investments	45,220,784
$41,429,886

As of July 31, 2026, the Fund had a capital loss carryforward of $3,793,737, of which $1,141,892 is considered short term and $2,651,845 is considered long term. These losses may be carried forward indefinitely.

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$106,849,182	$52,349,930	$(7,129,146)	$45,220,784

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended July 31, 2026	Year Ended July 31, 2025
Shares sold	200,000	525,000
Shares redeemed	(125,000)	(150,000)
Net increase (decrease)	75,000	375,000

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2026

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
September 23, 2026	September 23, 2026	Net Investment Income	$155,910

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, no additional items require disclosure.

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm

See Notes to Financial Statements

To the Shareholders of American Conservative Values ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Conservative Values ETF (the “Fund”), a series of ETF Opportunities Trust, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm - continued

See Notes to Financial Statements

estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 29, 2026

FINANCIAL STATEMENTS | July 31, 2026

American Conservative Values ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Ridgeline Research, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 2, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 2, 2026

* Print the name and title of each signing officer under his or her signature.